Related Party Transactions	9 Months Ended
Sep. 30, 2022
Related Party Transaction

7. Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation, and compensation under options, and share purchase as investor.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Nine months
	ended September 30,		ended September 30,
Description	2022	2021	2022	2021
Salaries and bonus	$150,000	$500,000	$510,000	$750,000
Short-term employee benefits	584	583	1,766	1,772
Stock-based compensation	-	142,316	411,526	556,331

Total	$150,584	$642,899	$923,292	1,308,103

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended September 30, 2022 and 2021, respectively.

On June 28, 2022, the company accepted the resignation of the CFO. The former Chief Financial Officer received no compensation as an individual and received no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $40,000 for the period ended September 30, 2022 and $460,000 for the period ended September 30, 2021, respectively.

On May 11, 2022, the company issued 235,346 shares to James G. Robinson in consideration for his long and outstanding service to the company. The total value of the compensation shares is $324,777.

Our Corporate Legal Counsel receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $383,850 for the period ended September 30, 2022 and $302,789 for the period ended September 30, 2021, respectively.

One of directors, James G. Robinson, purchased 1,151,515 shares of common stock at a purchase price of $1.65 per share for a total value of 1.9 M in the company’s financing in March, 2022. Concurrently with the closing of the Offering, he received warrants to purchase up to an aggregate of 1,151,515 shares of common stock, at an initial exercise price equal to $2.00 per share and will expire on the five-year anniversary of the Effective Date.